Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability [Abstract]
Schedule of Lease Liability
	Maturity	Incremental borrowing rate	June 30, 2023	December 31, 2022
Current	2023	10.25%	$225,265	$214,058
Non-current	2024	10.25%	19,831	116,763
			$245,096	$330,821

	Maturity	Incremental borrowing rate	December 31, 2022	December 31, 2021
Current	2022	10.25%	$214,058	$439,709
Non-current	2023 – 2039	10.25%	116,763	1,978,997
			$330,821	$2,418,706

As at December 31:	Maturity	Incremental borrowing rate	2021	2020
Current	2022	10.25%	$439,709	$283,976
Non-current	2023 – 2039	10.25%	1,978,997	2,598,176
			$2,418,706	$2,882,152

Schedule of Lease Liability Recognized	The details of the lease liability recognized as at June 30, 2023 are as follows:
Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	—	330,821	330,821
Accrued interest	—	15,701	15,701
Cash payments	—	(60,000)	(60,000)
Accounts payable	—	(60,000)	(60,000)
Movement in exchange rates	—	18,574	18,574
Balance, June 30, 2023	$—	$245,096	$245,096
The details of the lease liability recognized as at December 31, 2022 are as follows:
Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	$—	$330,821	$330,821

Schedule of Undiscounted Minimum Lease Payments Remaining	The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2023:
Year ended December 31:
2023	$120,000
2024	140,000
$260,000
The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2022:
Year ended December 31:
2023	$240,000
2024	140,000
$380,000
The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2021:
Year ended December 31:
2022	$108,628
2023	260,708
2024	260,708
2025	260,708
2026	260,708
Thereafter	3,193,669
$4,345,129